Commitments and Contingencies - Lease Takeover Obligation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 799
2014	833
2015	841
2016	424
Lease takeover obligation	2,897
Less: future payments due from subtenant	(2,214)
Lease takeover obligation, net of future sublease payments	$ 683